DEBT AND BORROWING ARRANGEMENTS	12 Months Ended
Dec. 31, 2015
Debt and Borrowing Arrangements Disclosure [Abstract]
DEBT AND BORROWING ARRANGEMENTS
DEBT AND BORROWING ARRANGEMENTS
Short-Term Borrowings
Loans and notes payable consist primarily of commercial paper issued in the United States. As of December 31, 2015 and 2014, we had $13,035 million and $19,010 million, respectively, in outstanding commercial paper borrowings. Our weighted-average interest rates for commercial paper outstanding were approximately 0.5 percent and 0.2 percent per year as of December 31, 2015 and 2014, respectively.
In addition, we had $9,771 million in lines of credit and other short-term credit facilities as of December 31, 2015. The Company's total lines of credit included $95 million that was outstanding and primarily related to our international operations.
Included in the credit facilities discussed above, the Company had $8,340 million in lines of credit for general corporate purposes. These backup lines of credit expire at various times from 2016 through 2019. There were no borrowings under these backup lines of credit during 2015. These credit facilities are subject to normal banking terms and conditions. Some of the financial arrangements require compensating balances, none of which is presently significant to our Company.
Long-Term Debt
During 2015, the Company issued SFr1,325 million, €8,500 million and $4,000 million of long-term debt. The general terms of the notes issued are as follows:

•	SFr200 million total principal amount of notes due October 2, 2017, at a fixed interest rate of 0.00 percent;

•	SFr550 million total principal amount of notes due December 22, 2022, at a fixed interest rate of 0.25 percent;

•	SFr575 million total principal amount of notes due October 2, 2028, at a fixed interest rate of 1.00 percent;

•	€2,000 million total principal amount of notes due March 9, 2017, at a variable interest rate equal to the three-month Euro Interbank Offered Rate ("EURIBOR") plus 0.15 percent;

•	€2,000 million total principal amount of notes due September 9, 2019, at a variable interest rate equal to the three-month EURIBOR plus 0.23 percent;

•	€1,500 million total principal amount of notes due March 9, 2023, at a fixed interest rate of 0.75 percent;

•	€1,500 million total principal amount of notes due March 9, 2027, at a fixed interest rate of 1.125 percent;

•	€1,500 million total principal amount of notes due March 9, 2035, at a fixed interest rate of 1.625 percent;

•	$750 million total principal amount of notes due October 27, 2017, at a fixed interest rate of 0.875 percent;

•	$1,500 million total principal amount of notes due October 27, 2020, at a fixed interest rate of 1.875 percent; and

•	$1,750 million total principal amount of notes due October 27, 2025, at a fixed interest rate of 2.875 percent.
During 2015, the Company retired $3,500 million of long-term debt upon maturity. The Company also extinguished $2,039 million of long-term debt prior to maturity, incurring associated charges of $320 million recorded in the line item interest expense in our consolidated statement of income. These charges included the difference between the reacquisition price and the net carrying amount of the debt extinguished, including the impact of the related fair value hedging relationship. The general terms of the notes that were extinguished were as follows:

•	$1,148 million total principal amount of notes due November 15, 2017, at a fixed interest rate of 5.35 percent; and

•	$891 million total principal amount of notes due March 15, 2019, at a fixed interest rate of 4.875 percent.
During 2014, the Company issued $3,537 million of long-term debt. The general terms of the notes issued are as follows:

•	$1,000 million total principal amount of notes due September 1, 2015, at a variable interest rate equal to the three-month London Interbank Offered Rate ("LIBOR") plus 0.01 percent;

•	$1,015 million total principal amount of euro notes due September 22, 2022, at a fixed interest rate of 1.125 percent; and

•	$1,522 million total principal amount of euro notes due September 22, 2026, at a fixed interest rate of 1.875 percent.
During 2014, the Company retired $1,000 million of long-term debt upon maturity.
During 2013, the Company issued $7,500 million of long-term debt. The general terms of the notes issued are as follows:

•	$500 million total principal amount of notes due March 5, 2015, at a variable interest rate equal to the three-month LIBOR minus 0.02 percent;

•	$500 million total principal amount of notes due November 1, 2016, at a variable interest rate equal to the three-month LIBOR plus 0.10 percent;

•	$500 million total principal amount of notes due November 1, 2016, at a fixed interest rate of 0.75 percent;

•	$1,250 million total principal amount of notes due April 1, 2018, at a fixed interest rate of 1.15 percent;

•	$1,250 million total principal amount of notes due November 1, 2018, at a fixed interest rate of 1.65 percent;

•	$1,250 million total principal amount of notes due November 1, 2020, at a fixed interest rate of 2.45 percent;

•	$750 million total principal amount of notes due April 1, 2023, at a fixed interest rate of 2.50 percent; and

•	$1,500 million total principal amount of notes due November 1, 2023, at a fixed interest rate of 3.20 percent.
During 2013, the Company retired $1,250 million of debt upon maturity. The Company also extinguished $2,154 million of long-term debt prior to maturity, incurring associated extinguishment charges of $50 million. The general terms of the notes that were extinguished were:

•	$225 million total principal amount of notes due August 15, 2013, at a fixed interest rate of 5.0 percent;

•	$675 million total principal amount of notes due March 3, 2014, at a fixed interest rate of 7.375 percent;

•	$900 million total principal amount of notes due March 15, 2014, at a fixed interest rate of 3.625 percent; and

•	$354 million total principal amount of notes due March 1, 2015, at a fixed interest rate of 4.25 percent.
The Company's long-term debt consisted of the following (in millions, except average rate data):

	December 31, 2015		December 31, 2014
	Amount	Average Rate [1]	Amount	Average Rate[1]
U.S. dollar notes due 2016–2093	$15,899	2.1%	$17,433	1.8%
U.S. dollar debentures due 2017–2098	2,122	3.9	2,157	3.9
U.S. dollar zero coupon notes due 2020[2]	148	8.4	143	8.4
Euro notes due 2017–2027[3]	11,364	0.6	2,468	3.7
Swiss franc notes due 2017–2028[3]	1,291	0.9	—	—
Other, due through 2098[4]	307	4.2	380	4.0
Fair value adjustment[5]	(47)	N/A	34	N/A
Debt issuance costs[6]	(97)	N/A	(55)	N/A
Total[7,8]	$30,987	1.7%	$22,560	2.2%
Less current portion	2,676		3,550
Long-term debt	$28,311		$19,010

[1]
These rates represent the weighted-average effective interest rate on the balances outstanding as of year end, as adjusted for the effects of interest rate swap agreements, cross currency swap agreements and fair value adjustments, if applicable. Refer to Note 5 for a more detailed discussion on interest rate management.

[2]	This amount is shown net of unamortized discounts of $23 million and $28 million as of December 31, 2015 and 2014, respectively.

[3]	This amount includes adjustments recorded due to changes in foreign currency exchange rates.

[4]	As of December 31, 2015, the amount shown includes $156 million of debt instruments that are due through 2031.

[5]	Amount represents changes in fair value due to changes in benchmark interest rates. Refer to Note 5 for additional information about our fair value hedging strategy.

[6]	The Company retrospectively adopted ASU 2015-03. Accordingly, the debt issuance costs have been included herein to reflect the reclassification of the costs from other assets. Refer to Note 1.

[7]
As of December 31, 2015 and 2014, the fair value of our long-term debt, including the current portion, was $31,308 million and $23,411 million, respectively. The fair value of our long-term debt is estimated based on quoted prices for those or similar instruments.

[8]	The above notes and debentures include various restrictions, none of which is presently significant to our Company.
The carrying value of the Company's long-term debt included fair value adjustments related to the debt assumed from Coca-Cola Enterprises Inc.'s ("Old CCE") former North America business in 2010 of $411 million and $464 million as of December 31, 2015 and 2014, respectively. These fair value adjustments are being amortized over the number of years remaining until the underlying debt matures. As of December 31, 2015, the weighted-average maturity of the assumed debt to which these fair value adjustments relate was approximately 20 years. The amortization of these fair value adjustments will be a reduction of interest expense in future periods, which will typically result in our interest expense being less than the actual interest paid to service the debt.
Total interest paid was $515 million, $498 million and $498 million in 2015, 2014 and 2013, respectively.
Maturities of long-term debt for the five years succeeding December 31, 2015, are as follows (in millions):

Maturities of Long-Term Debt
2016	$2,676
2017	3,363
2018	3,296
2019	2,287
2020	3,915